Shareholder Report	6 Months Ended
Aug. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tema ETF Trust
Entity Central Index Key	0001944285
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Tema Durable Quality ETF
Shareholder Report [Line Items]
Fund Name	Tema Durable Quality ETF
Class Name	Tema Durable Quality ETF
Trading Symbol	TOLL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tema Durable Quality ETF for the period of March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://temaetfs.com/toll. You can also request this information by contacting us toll-free at (332) 900-1687.
Additional Information Phone Number	(332) 900-1687
Additional Information Website	https://temaetfs.com/toll
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Tema Durable Quality ETF	$29	0.55%
[1]
Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.55%
Updated Performance Information Location [Text Block]	Visit https://temaetfs.com/toll for more recent performance information.
Net Assets	$ 58,684,727
Holdings Count | $ / shares	40
Advisory Fees Paid, Amount	$ 140,497
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$58,684,727
Number of Holdings	40
Net Advisory Fee	$140,497
Portfolio Turnover	15%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Issuers	(% of net assets)
Kalshi SPV Exposure	6.8%
Fortinet, Inc.	5.8%
Visa, Inc.	5.4%
Lam Research Corp.	5.2%
GE Aerospace	5.1%
Cboe Global Markets, Inc.	4.8%
KLA Corp.	4.1%
Performance Food Group Co.	4.1%
Keysight Technologies, Inc.	3.2%
Thermo Fisher Scientific, Inc.	3.2%

Top Sectors*	(% of net assets)
Information Technology	36.0%
Financials	27.3%
Industrials	13.6%
Health Care	12.7%
Consumer Staples	6.2%
Materials	2.5%
Utilities	1.3%
Cash & Other	0.4%
[2]
Updated Prospectus Web Address	https://temaetfs.com/toll
Tema Electrification ETF
Shareholder Report [Line Items]
Fund Name	Tema Electrification ETF
Class Name	Tema Electrification ETF
Trading Symbol	VOLT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tema Electrification ETF for the period of March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://temaetfs.com/volt. You can also request this information by contacting us toll-free at (332) 900-1687.
Additional Information Phone Number	(332) 900-1687
Additional Information Website	https://temaetfs.com/volt
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Tema Electrification ETF	$38	0.75%
[3]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Updated Performance Information Location [Text Block]	Visit https://temaetfs.com/volt for more recent performance information.
Net Assets	$ 722,507,504
Holdings Count | $ / shares	28
Advisory Fees Paid, Amount	$ 2,494,317
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$722,507,504
Number of Holdings	28
Net Advisory Fee	$2,494,317
Portfolio Turnover	22%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Issuers	(% of net assets)
Bel Fuse, Inc.	7.4%
Eaton Corp. PLC	5.9%
Energy Transfer LP	5.6%
NextEra Energy, Inc.	5.3%
Powell Industries, Inc.	5.3%
Quanta Services, Inc.	5.2%
Amphenol Corp.	4.9%
IDACORP, Inc.	4.5%
OGE Energy Corp.	4.5%
American Electric Power Co., Inc.	4.4%

Top Sectors*	(% of net assets)
Industrials	42.0%
Utilities	29.2%
Information Technology	18.9%
Energy	9.8%
Cash & Other	0.1%
[4]
Updated Prospectus Web Address	https://temaetfs.com/volt
Tema Healthcare AI ETF
Shareholder Report [Line Items]
Fund Name	Tema Healthcare AI ETF
Class Name	Tema Healthcare AI ETF
Trading Symbol	HLTH
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tema Healthcare AI ETF for the period of July 21, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://temaetfs.com/hlth. You can also request this information by contacting us toll-free at (332) 900-1687.
Additional Information Phone Number	(332) 900-1687
Additional Information Website	https://temaetfs.com/hlth
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Tema Healthcare AI ETF	$9	0.75%
[5],[6]
Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.75%
Updated Performance Information Location [Text Block]	Visit https://temaetfs.com/hlth for more recent performance information.
Net Assets	$ 7,661,933
Holdings Count | $ / shares	33
Advisory Fees Paid, Amount	$ 2,819
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$7,661,933
Number of Holdings	33
Net Advisory Fee	$2,819
Portfolio Turnover	7%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Issuers	(% of net assets)
10X Genomics, Inc.	6.7%
Twist Bioscience Corp.	5.9%
Illumina, Inc.	5.0%
Cytokinetics, Inc.	4.9%
Revolution Medicines, Inc.	4.7%
Natera, Inc.	4.6%
Vertex Pharmaceuticals, Inc.	4.5%
Cogent Biosciences, Inc.	4.3%
Intuitive Surgical, Inc.	4.0%
Dexcom, Inc.	3.7%

Top Sectors*	(% of net assets)
Health Care	97.6%
Financials	1.9%
Cash & Other	0.5%
[7]
Updated Prospectus Web Address	https://temaetfs.com/hlth
Tema Heart & Health ETF
Shareholder Report [Line Items]
Fund Name	Tema Heart & Health ETF
Class Name	Tema Heart & Health ETF
Trading Symbol	HRTS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tema Heart & Health ETF for the period of March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://temaetfs.com/hrts. You can also request this information by contacting us toll-free at (332) 900-1687.
Additional Information Phone Number	(332) 900-1687
Additional Information Website	https://temaetfs.com/hrts
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Tema Heart & Health ETF	$37	0.73%
[8]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%
Updated Performance Information Location [Text Block]	Visit https://temaetfs.com/hrts for more recent performance information.
Net Assets	$ 55,604,468
Holdings Count | $ / shares	44
Advisory Fees Paid, Amount	$ 194,177
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$55,604,468
Number of Holdings	44
Net Advisory Fee	$194,177
Portfolio Turnover	18%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Issuers	(% of net assets)
Eli Lilly & Co.	11.1%
Thermo Fisher Scientific, Inc.	5.1%
UnitedHealth Group, Inc.	5.0%
Novo Nordisk AS	4.8%
Merck & Co., Inc.	4.3%
Johnson & Johnson	3.8%
Roche Holding AG	3.8%
Revolution Medicines, Inc.	3.7%
Cytokinetics, Inc.	3.5%
Bridgebio Pharma, Inc.	3.2%

Top Sectors*	(% of net assets)
Health Care	98.5%
Cash & Other	1.5%
[9]
Updated Prospectus Web Address	https://temaetfs.com/hrts
Tema International Defense ETF
Shareholder Report [Line Items]
Fund Name	Tema International Defense ETF
Class Name	Tema International Defense ETF
Trading Symbol	ARMY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tema International Defense ETF for the period of March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://temaetfs.com/army. You can also request this information by contacting us toll-free at (332) 900-1687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(332) 900-1687
Additional Information Website	https://temaetfs.com/army
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Tema International Defense ETF	$30	0.61%
[10]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.61%
Material Change Date	Mar. 25, 2026
Updated Performance Information Location [Text Block]	Visit https://temaetfs.com/army for more recent performance information.
Net Assets	$ 7,347,119
Holdings Count | $ / shares	34
Advisory Fees Paid, Amount	$ 14,530
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$7,347,119
Number of Holdings	34
Net Advisory Fee	$14,530
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Issuers	(% of net assets)
Kongsberg Gruppen ASA	5.2%
Elbit Systems Ltd.	5.0%
Indra Sistemas SA	4.6%
BAE Systems PLC	4.6%
Saab AB	4.6%
Hensoldt AG	4.5%
Chemring Group PLC	4.3%
QinetiQ Group PLC	4.2%
Rolls-Royce Holdings PLC	4.2%
Leonardo SpA	4.0%

Top Sectors*	(% of net assets)
Industrials	90.0%
Information Technology	7.4%
Cash & Other	2.6%
[11]
Material Fund Change [Text Block]	Fund Name and Ticker Change: Effective March 25, 2026, Tema International Defense Innovation ETF changed its name to Tema International Defense ETF, and changed its ticker from GDFN to ARMY.
Material Fund Change Name [Text Block]	Effective March 25, 2026, Tema International Defense Innovation ETF changed its name to Tema International Defense ETF
Updated Prospectus Web Address	https://temaetfs.com/army
Tema Listed Private Managers ETF
Shareholder Report [Line Items]
Fund Name	Tema Listed Private Managers ETF
Class Name	Tema Listed Private Managers ETF
Trading Symbol	PRVT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tema Listed Private Managers ETF for the period of March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://temaetfs.com/funds. You can also request this information by contacting us toll-free at (332) 900-1687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(332) 900-1687
Additional Information Website	https://temaetfs.com/funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Tema Listed Private Managers ETF	$37	0.69%
[12]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.69%
Material Change Date	Jul. 06, 2026
Updated Performance Information Location [Text Block]	Visit https://temaetfs.com/funds for more recent performance information.
Net Assets	$ 234,647
Holdings Count | $ / shares	1
Advisory Fees Paid, Amount	$ 5,200
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$234,647
Number of Holdings	1
Net Advisory Fee	$5,200
Portfolio Turnover	16%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top Issuer	(% of net assets)
First American Treasury Obligations Fund	69.7%

Top Sector*	(% of net assets)
Cash & Other	100%
[13]
Material Fund Change [Text Block]
Fund Name and Ticker Change:
Effective July 6, 2026, Tema Alternative Asset Managers ETF changed its name to Tema Listed Private Managers ETF, and changed its ticker from  AAUM to PRVT.
Fund Liquidation:
On August 4, 2026, the Board of Trustees of the Tema ETF Trust determined that it was in the best interests of shareholders to liquidate the Fund, following a recommendation by the Fund’s investment adviser, Tema ETFs LLC. The Liquidation Date for the Fund is September 4, 2026.

Material Fund Change Name [Text Block]	Effective July 6, 2026, Tema Alternative Asset Managers ETF changed its name to Tema Listed Private Managers ETF
Updated Prospectus Web Address	https://temaetfs.com/funds
Tema Memory ETF
Shareholder Report [Line Items]
Fund Name	Tema Memory ETF
Class Name	Tema Memory ETF
Trading Symbol	DISK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tema Memory ETF for the period of June 30, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://temaetfs.com/disk. You can also request this information by contacting us toll-free at (332) 900-1687.
Additional Information Phone Number	(332) 900-1687
Additional Information Website	https://temaetfs.com/disk
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Tema Memory ETF	$12	0.75%
[14],[15]
Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.75%
Updated Performance Information Location [Text Block]	Visit https://temaetfs.com/disk for more recent performance information.
Net Assets	$ 95,647,812
Holdings Count | $ / shares	18
Advisory Fees Paid, Amount	$ 92,271
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$95,647,812
Number of Holdings	18
Net Advisory Fee	$92,271
Portfolio Turnover	62%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Issuers	(% of net assets)
Sandisk Corp.	16.8%
SK hynix, Inc.	15.5%
Kioxia Holdings Corp.	15.0%
Micron Technology, Inc.	4.6%
Samsung Electronics Co. Ltd.	4.5%
SK Square Co. Ltd.	4.5%
Nanya Technology Corp.	4.4%
Seagate Technology Holdings PLC	4.4%
Winbond Electronics Corp.	4.4%
Western Digital Corp.	4.3%

Top Sectors*	(% of net assets)
Information Technology	87.9%
Industrials	4.5%
Cash & Other	7.6%
[16]
Updated Prospectus Web Address	https://temaetfs.com/disk
Tema MLCC & Power Semi ETF
Shareholder Report [Line Items]
Fund Name	Tema MLCC & Power Semi ETF
Class Name	Tema MLCC & Power Semi ETF
Trading Symbol	PSOX
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tema MLCC & Power Semi ETF for the period of August 17, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://temaetfs.com/psox. You can also request this information by contacting us toll-free at (332) 900-1687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(332) 900-1687
Additional Information Website	https://temaetfs.com/psox
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Tema MLCC & PowerSemi ETF	$3	0.75%
[17],[18]
Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.75%
Material Change Date	Aug. 26, 2026
Updated Performance Information Location [Text Block]	Visit https://temaetfs.com/psox for more recent performance information.
Net Assets	$ 881,068
Holdings Count | $ / shares	20
Advisory Fees Paid, Amount	$ 257
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$881,068
Number of Holdings	20
Net Advisory Fee	$257
Portfolio Turnover	20%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Issuers	(% of net assets)
Delta Electronics, Inc.	11.1%
Samsung Electro-Mechanics Co. Ltd.	9.3%
Murata Manufacturing Co. Ltd.	9.2%
Infineon Technologies AG	9.0%
Yageo Corp.	8.5%
Taiyo Yuden Co. Ltd.	4.6%
Holy Stone Enterprise Co. Ltd.	4.5%
Monolithic Power Systems, Inc.	4.3%
AIXTRON SE	4.3%
Bloom Energy Corp.	4.3%

Top Sectors*	(% of net assets)
Industrials	90.7%
Information Technology	9.2%
Cash & Other	0.1%
[19]
Material Fund Change [Text Block]	Fund Name and Ticker Change: Effective August 26, 2026, Tema Power Semiconductor ETF changed its name to Tema MLCC & PowerSemi ETF, and changed its ticker from SIC to PSOX.
Material Fund Change Name [Text Block]	Effective August 26, 2026, Tema Power Semiconductor ETF changed its name to Tema MLCC & PowerSemi ETF
Updated Prospectus Web Address	https://temaetfs.com/psox
Tema Oncology ETF
Shareholder Report [Line Items]
Fund Name	Tema Oncology ETF
Class Name	Tema Oncology ETF
Trading Symbol	CANC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tema Oncology ETF for the period of March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://temaetfs.com/canc. You can also request this information by contacting us toll-free at (332) 900-1687.
Additional Information Phone Number	(332) 900-1687
Additional Information Website	https://temaetfs.com/canc
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Tema Oncology ETF	$41	0.75%
[20]
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.75%
Updated Performance Information Location [Text Block]	Visit https://temaetfs.com/canc for more recent performance information.
Net Assets	$ 211,090,245
Holdings Count | $ / shares	59
Advisory Fees Paid, Amount	$ 687,636
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$211,090,245
Number of Holdings	59
Net Advisory Fee	$687,636
Portfolio Turnover	42%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Issuers	(% of net assets)
Revolution Medicines, Inc.	6.0%
Eli Lilly & Co.	5.2%
Cogent Biosciences, Inc.	4.7%
Roche Holding AG	4.2%
Novartis AG	3.8%
Bristol-Myers Squibb Co.	3.6%
Merck & Co., Inc.	3.6%
AbbVie, Inc.	3.3%
Halozyme Therapeutics, Inc.	3.2%
BeOne Medicines Ltd.	3.2%

Top Sectors*	(% of net assets)
Health Care	99.7%
Cash & Other	0.3%
[21]
Updated Prospectus Web Address	https://temaetfs.com/canc
Tema Photonics & Optical ETF
Shareholder Report [Line Items]
Fund Name	Tema Photonics & Optical ETF
Class Name	Tema Photonics & Optical ETF
Trading Symbol	LAZR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tema Photonics & Optical ETF for the period of June 30, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://temaetfs.com/lazr. You can also request this information by contacting us toll-free at (332) 900-1687.
Additional Information Phone Number	(332) 900-1687
Additional Information Website	https://temaetfs.com/lazr
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Tema Photonics & Optical ETF	$12	0.75%
[22],[23]
Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.75%
Updated Performance Information Location [Text Block]	Visit https://temaetfs.com/lazr for more recent performance information.
Net Assets	$ 84,463,707
Holdings Count | $ / shares	27
Advisory Fees Paid, Amount	$ 44,169
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$84,463,707
Number of Holdings	27
Net Advisory Fee	$44,169
Portfolio Turnover	48%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Issuers	(% of net assets)
Lumentum Holdings, Inc.	14.3%
AIXTRON SE	7.9%
AXT, Inc.	7.8%
LandMark Optoelectronics Corp.	6.0%
Applied Optoelectronics, Inc.	4.7%
Furukawa Electric Co. Ltd.	4.1%
Tower Semiconductor Ltd.	3.4%
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co.	3.4%
Coherent Corp.	3.1%
Aehr Test Systems	3.0%

Top Sectors*	(% of net assets)
Information Technology	83.1%
Industrials	4.1%
Cash & Other	12.8%
[24]
Updated Prospectus Web Address	https://temaetfs.com/lazr
Tema S&P 500® Historical Weight ETF Strategy
Shareholder Report [Line Items]
Fund Name	Tema S&P 500® Historical Weight ETF Strategy
Class Name	Tema S&P 500® Historical Weight ETF Strategy
Trading Symbol	DSPY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tema S&P 500® Historical Weight ETF Strategy for the period of March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://temaetfs.com/dspy. You can also request this information by contacting us toll-free at (332) 900-1687.
Additional Information Phone Number	(332) 900-1687
Additional Information Website	https://temaetfs.com/dspy
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Tema S&P 500® Historical Weight ETF Strategy	$10	0.18%
[25]
Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.18%
Updated Performance Information Location [Text Block]	Visit https://temaetfs.com/dspy for more recent performance information.
Net Assets	$ 997,197,165
Holdings Count | $ / shares	504
Advisory Fees Paid, Amount	$ 814,870
Investment Company Portfolio Turnover	0.00%	[26]
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$997,197,165
Number of Holdings	504
Net Advisory Fee	$814,870
Portfolio Turnover	0%*
[26]
Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Issuers	(% of net assets)
NVIDIA Corp.	4.2%
Apple, Inc.	3.5%
Microsoft Corp.	2.7%
Alphabet, Inc.	2.2%
Amazon.com, Inc.	2.1%
Broadcom, Inc.	1.7%
Meta Platforms, Inc.	1.6%
Micron Technology, Inc.	1.4%
Berkshire Hathaway, Inc.	1.4%
JPMorgan Chase & Co.	1.4%

Top Sectors*	(% of net assets)
Information Technology	29.4%
Financials	15.0%
Health Care	11.4%
Industrials	10.7%
Consumer Discretionary	8.5%
Communication Services	6.8%
Consumer Staples	5.8%
Energy	4.5%
Utilities	2.6%
Cash & Other	5.3%
[27]
Updated Prospectus Web Address	https://temaetfs.com/dspy
Tema Space Innovators ETF
Shareholder Report [Line Items]
Fund Name	Tema Space Innovators ETF
Class Name	Tema Space Innovators ETF
Trading Symbol	NASA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tema Space Innovators ETF for the period of March 31, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://temaetfs.com/nasa. You can also request this information by contacting us toll-free at (332) 900-1687.
Additional Information Phone Number	(332) 900-1687
Additional Information Website	https://temaetfs.com/nasa
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Tema Space Innovators ETF	$31	0.75%
[28],[29]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.75%
Updated Performance Information Location [Text Block]	Visit https://temaetfs.com/nasa for more recent performance information.
Net Assets	$ 1,068,308,622
Holdings Count | $ / shares	37
Advisory Fees Paid, Amount	$ 3,106,745
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$1,068,308,622
Number of Holdings	37
Net Advisory Fee	$3,106,745
Portfolio Turnover	65%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Issuers	(% of net assets)
SpaceX SPV Exposure (Common)	17.4%
Rocket Lab Corp.	9.7%
Space Exploration Technologies Corp.	6.4%
AST SpaceMobile, Inc.	5.5%
Viasat, Inc.	5.4%
Universal Microwave Technology, Inc.	4.6%
Filtronic PLC	4.1%
Intuitive Machines, Inc.	3.8%
MDA Space Ltd.	3.8%
Firefly Aerospace, Inc.	3.8%

Top Sectors*	(% of net assets)
Industrials	41.2%
Communication Services	30.8%
Information Technology	24.4%
Materials	3.0%
Health Care	0.4%
Cash & Other	0.2%
[30]
Updated Prospectus Web Address	https://temaetfs.com/nasa
Tema U.S. Manufacturing & Reshoring ETF
Shareholder Report [Line Items]
Fund Name	Tema U.S. Manufacturing & Reshoring ETF
Class Name	Tema U.S. Manufacturing & Reshoring ETF
Trading Symbol	WELD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tema U.S. Manufacturing & Reshoring ETF for the period of March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://temaetfs.com/weld. You can also request this information by contacting us toll-free at (332) 900-1687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(332) 900-1687
Additional Information Website	https://temaetfs.com/weld
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Tema U.S. Manufacturing & Reshoring ETF	$38	0.75%
[31]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Material Change Date	Jun. 01, 2026
Updated Performance Information Location [Text Block]	Visit https://temaetfs.com/weld for more recent performance information.
Net Assets	$ 278,637,853
Holdings Count | $ / shares	24
Advisory Fees Paid, Amount	$ 1,029,245
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$278,637,853
Number of Holdings	24
Net Advisory Fee	$1,029,245
Portfolio Turnover	23%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top 10 Issuers	(% of net assets)
Timken Co.	7.4%
Cognex Corp.	7.3%
Gates Industrial Corp. Ltd.	6.8%
Applied Industrial Technologies, Inc.	6.6%
Terex Corp.	6.5%
Parker-Hannifin Corp.	5.8%
ATI, Inc.	5.4%
Linde PLC	4.9%
Caterpillar, Inc.	4.8%
Eaton Corp. PLC	4.7%

Top Sectors*	(% of net assets)
Industrials	76.5%
Information Technology	14.9%
Materials	6.8%
Energy	1.6%
Cash & Other	0.2%
[32]
Material Fund Change [Text Block]
Fund Name and Ticker Change:
Effective June 1, 2026, Tema American Reshoring ETF changed its name to Tema U.S. Manufacturing & Reshoring  ETF, and effective June 22, 2026 changed its ticker from  RSHO  to WELD.

Material Fund Change Name [Text Block]	Effective June 1, 2026, Tema American Reshoring ETF changed its name to Tema U.S. Manufacturing & Reshoring ETF
Updated Prospectus Web Address	https://temaetfs.com/weld

[1]
*	Annualized

[2]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[3]
*	Annualized

[4]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[5]
**	Annualized

[6]
*	Amount shown reflects the expenses of the Fund from inception date through August 31, 2026. Expenses would be higher if the Fund had been in operations for the full reporting period.

[7]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[8]
*	Annualized

[9]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[10]
*	Annualized

[11]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[12]
*	Annualized

[13]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[14]
**	Annualized

[15]
*	Amount shown reflects the expenses of the Fund from inception date through August 31, 2026. Expenses would be higher if the Fund had been in operations for the full reporting period.

[16]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[17]
**	Annualized

[18]
*	Amount shown reflects the expenses of the Fund from inception date through August 31, 2026. Expenses would be higher if the Fund had been in operations for the full reporting period.

[19]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[20]
*	Annualized

[21]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[22]
**	Annualized

[23]
*	Amount shown reflects the expenses of the Fund from inception date through August 31, 2026. Expenses would be higher if the Fund had been in operations for the full reporting period.

[24]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[25]
*	Annualized

[26]
*	Represents less than 0.05%.

[27]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[28]
**	Annualized

[29]
*	Amount shown reflects the expenses of the Fund from inception date through August 31, 2026. Expenses would be higher if the Fund had been in operations for the full reporting period.

[30]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[31]
*	Annualized

[32]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.